Document And Entity Information	Nov. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 26, 2024
Entity Registrant Name	Central Plains Bancshares, Inc.
Entity Central Index Key	0001979332
Entity Emerging Growth Company	true
Entity File Number	001-41844
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	93-2239246
Entity Address, Address Line One	221 South Locust Street
Entity Address, City or Town	Locust
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68801
City Area Code	308
Local Phone Number	382-4000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock
Trading Symbol	CPBI
Security Exchange Name	NASDAQ